ACCOUNT PAYABLE	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

14.

ACCOUNTS PAYABLE

Accounts payable consist of the following at December 31, 2014 and 2013, respectively:

	December 31,
	2014	2013

Accounts payable
-To third parties	$2,617,491	$1,272,381
-To related party	363,023	77,118
Notes payable	13,291,751	13,205,785
	$16,272,265	$14,555,284

The notes are payable on demand to Company’s creditors. The creditors have given extended credit terms secured by pledge of the Company's restricted cash. All outstanding is due within one year.

The related party, Shenzhen Tofa Complex Metal Material Co. Ltd is controlled by Chuan Tao Zheng, Chairman, CEO and Stockholder of the Company.